Consolidated statements of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium account [member]	Merger reserve [member]	Own shares [member]	Translation Reserve [member]	Hedging reserve [member]	Retained Earnings [member]
Beginning balance at Jun. 30, 2019	£ 381.6	£ 0.4	£ 27.0	£ 68.1	£ (2.8)	£ 33.3	£ (1.3)	£ 256.9
Statements [Line Items]
Profit / (Loss) for the year	12.5							12.5
Other comprehensive (expense) / income	12.8					9.6	0.6	2.6
Total comprehensive (expense) / income for the year	25.3					9.6	0.6	15.1
Issue of ordinary shares, net of share issue costs	111.7		111.2	0.5	0.3			(0.3)
Share-based payments inclusive of deferred tax	7.4							7.4
Purchase of own shares	(0.1)							(0.1)
Equity dividends	(25.0)							(25.0)
Ending balance at Jun. 30, 2020	500.9	0.4	138.2	68.6	(2.5)	42.9	(0.7)	254.0
Statements [Line Items]
Profit / (Loss) for the year	12.8							12.8
Other comprehensive (expense) / income	(18.9)					(17.5)	0.9	(2.3)
Total comprehensive (expense) / income for the year	(6.1)					(17.5)	0.9	10.5
Issue of ordinary shares, net of share issue costs	127.0	0.1	126.9		0.1			(0.1)
Share-based payments inclusive of deferred tax	7.4							7.4
Purchase of own shares	(0.1)							(0.1)
Equity dividends	0.0
Ending balance at Dec. 31, 2020	629.1	0.5	265.1	68.6	(2.4)	25.4	0.2	271.7
Statements [Line Items]
Profit / (Loss) for the year	4.4							4.4
Other comprehensive (expense) / income	6.0					5.7		0.3
Total comprehensive (expense) / income for the year	10.4					5.7		4.7
Issue of ordinary shares, net of share issue costs	3.2		3.2		0.2			(0.2)
Share-based payments inclusive of deferred tax	13.4							13.4
Equity dividends	0.0
Ending balance at Dec. 31, 2021	656.1	0.5	268.3	68.6	(2.2)	31.1	0.2	289.6
Statements [Line Items]
Profit / (Loss) for the year	(8.5)							(8.5)
Other comprehensive (expense) / income	56.5					58.6	(0.3)	(1.8)
Total comprehensive (expense) / income for the year	48.0					58.6	(0.3)	(10.3)
Issue of ordinary shares	0.9		1.1		0.3			(0.5)
Share-based payments inclusive of deferred tax	21.9							21.9
Equity dividends	0.0
Ending balance at Dec. 31, 2022	£ 726.9	£ 0.5	£ 269.4	£ 68.6	£ (1.9)	£ 89.7	£ (0.1)	£ 300.7